Investment in a Joint Venture (Tables)	6 Months Ended
Jun. 30, 2023
Investment in a Joint Venture
Schedule of valuation of investment in Zenlabs

In € thousand	Carrying Value
January 1, 2023	13,410
Share of loss in a joint venture	(1,165)
June 30, 2023	12,245